UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:     October 31, 2006
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                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

                               BARON SELECT FUNDS
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                             c/o Baron Select Funds
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        ---------------

Date of reporting period:  December 31, 2004
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

Item 1.  Baron Select Funds Annual Report for the period ended
         December 31, 2004.

[Registered Logo]
B A R O N
S E L E C T
F U N D S



BARON PARTNERS FUND


MANAGEMENT DISCUSSION OF
 FUND PERFORMANCE ............................................................3

STATEMENT OF NET ASSETS.......................................................5

STATEMENT OF ASSETS AND
 LIABILITIES .................................................................6

STATEMENT OF OPERATIONS.......................................................7

STATEMENTS OF CHANGES IN
 NET ASSETS ..................................................................8

STATEMENT OF CASH FLOWS.......................................................9

NOTES TO FINANCIAL
 STATEMENTS .................................................................10

REPORT OF INDEPENDENT
 REGISTERED PUBLIC
 ACCOUNTING FIRM ............................................................13

TAX INFORMATION..............................................................14

MANAGEMENT OF THE FUND.......................................................14





767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com

ANNUAL FINANCIAL REPORT                                       DECEMBER 31, 2004



Dear Baron Partners Fund Shareholder:

Attached you will find audited financial statements for Baron Partners Fund for its fiscal year ended December 31, 2004. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders.

We thank you for choosing to join us as fellow shareholders in Baron Partners Fund. We will continue to work hard to justify your confidence.

Sincerely,


/s/ Ronald Baron

    Ronald Baron
    Chairman and Portfolio Manager
    February 24, 2005



/s/ Peggy Wong

    Peggy Wong
    Treasurer and CFO
    February 24, 2005

A description of the Fund's proxy voting policies and procedures is available without charge on the Fund's website, www.BaronFunds.com, or by calling 1-800-
                                       ------------------
99-BARON and on the SEC's website at www.sec.gov.  The Fund's most current proxy
                                     -----------
voting record, Form N-PX, is also available on the Fund's website, www.BaronFunds.com and on the SEC's website at www.sec.gov.
------------------                             -----------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website www.sec.gov. The Fund's Form N-Q may also be
                                  -----------
reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the SEC's Public Reference Room may be obtained by calling 800-SEC-0330.

Some of our comments are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate", "may", "expect", "should", "could", "believe", "plan" and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of the Company only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time based on market and other conditions and Baron has no obligation to update them.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Partners Fund, including charges and expenses, call or write for a prospectus. Read it carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Baron Partners Fund unless accompanied or preceded by the Fund's current prospectus.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN
    BARON PARTNERS FUND+** IN RELATION TO THE S&P 500* AND THE RUSSELL 2000*

[Graph]
                                Baron
                                Partners       Russell          S & P
                                Fund           2000             500
              1/31/1992         10,000         10,000           10,000
             12/31/1992         11,963         10,958           10,953
             12/31/1993         16,210         12,059           13,021
             12/31/1994         16,895         12,213           12,784
             12/31/1995         24,612         16,797           16,421
             12/31/1996         29,452         20,656           19,130
             12/31/1997         47,671         27,544           23,407
             12/31/1998         53,059         35,418           22,812
             12/31/1999         64,247         42,865           27,661
             12/31/2000         67,123         38,943           26,825
             12/31/2001         56,347         34,306           27,492
             12/31/2002         45,982         26,707           21,861
             12/31/2003         61,963         34,350           32,191
             12/31/2004         88,203         38,091           38,099

Average Annual Total Return
for the periods ended December 31, 2004


                                                               Since Inception
                         One Year    Five Years    Ten Years     01/31/1992+
Baron Partners Fund**     42.35%        6.54%       17.97%         18.36%
Russell 2000*             18.33%        6.61%       11.54%         10.91%
S & P 500*                10.83%       -2.32%       12.05%         10.91%


+ Since inception, January 31, 1992, Baron Partners Fund's predecessor was a limited investment partnership, which imposed different advisory fees, operating expenses, and no dividend or capital gain distribution schedules. The restated performance information reflects the imposition of the same advisory fees and expenses that would have been applied historically if the Fund had had its current structure since inception in accordance with SEC guidelines. The performance data include the predecessor partnership's performance for the periods before the Fund's registration statement became effective on April 30, 2003. The predecessor partnership was not registered under the 1940 Act. Hence it was not subject to certain investment restrictions imposed by the 1940 Act and by the Internal Revenue Code of 1986, which if applicable, might have adversely affected the performance of the Fund.

* S&P 500, Russell 2000, and the Fund are with dividends. The inclusion of dividends positively impacts the performance results of the Fund and the indexes. The S&P 500 and the Russell 2000 are unmanaged indexes. The S&P 500 measures the performance of larger cap equities in the stock market in general; the Russell 2000 of small companies.

** The performance data in the table does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

Top Ten Holdings (as a percentage of Net Assets) as of
December 31, 2004
---------------------------------------------------------

Apollo Group, Inc., Cl A                             9.9%
Wynn Resorts, Ltd.                                   7.2%
ChoicePoint, Inc.                                    5.8%
Charles Schwab Corp.                                 4.9%
Toll Brothers, Inc.                                  4.9%
Centex Corp.                                         4.7%
Manor Care, Inc.                                     4.5%
Axis Capital Holdings, Ltd.                          4.3%
Arch Capital Group, Ltd.                             3.7%
Hewitt Associates, Inc.                              3.2%
                                                    -----
                                                    53.1%
                                                    =====


                Top Ten Industry Groups
                as of December 31, 2004
            (as a percentage of Net Assets)


Education                                       12.3%
Home Building                                    9.6%
Recreation and Resorts                           9.2%
Business Services                                8.6%
Financial Services - Insurance                   8.0%
Financial Services - Brokerage & Exchanges       7.1%
Retail - Specialty Stores                        5.2%
Health Care Services - Insurance                 4.6%
Health Care Facilities                           4.5%
Transportation                                   4.4%
Other                                           10.9%
Cash and cash equivalents                       15.6%

--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron Partners Fund performed well in the year ended December 31, 2004. The Fund gained 42.35%. The S&P 500, an index of large cap stocks, gained 10.83% and the Russell 2000, an index of small cap companies, gained 18.33% in the same period.

Baron Partners Fund has performed well since it converted into an open-end mutual fund on April 30, 2003 and even earlier, when it was an investment partnership. The Fund has significantly outperformed both the Russell 2000 and the S&P 500 since its inception in January, 1992 (see graph).

The Fund's performance was especially strong in the first quarter, +12.69%, and in the fourth quarter, +18.58%. The Fund significantly outperformed the S&P 500 and Russell 2000 in every quarter of 2004.

The Fund's performance was not uniform across sectors. The Fund's performance was led by its investments in Recreation & Resorts. In addition, the Fund performed well with its investments in Education, Financial Services-Brokerage & Exchanges, Health Services-Insurance and Homebuilding. The Fund's performance was not negatively impacted by its investments in any sector.

The Fund's short positions did not have a significant impact on the Fund's performance in 2004.

In fiscal year 2005, the Fund will continue to invest in a concentrated manner in companies that in our opinion are undervalued relative to their long-term growth prospects and ability to sustain superior levels of profitability. The Fund will establish short positions in companies we believe have limited growth prospects, are poorly managed, have a highly leveraged balance sheet, or are overpriced. We are looking forward to a successful 2005.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)


     As a shareholder of the Fund, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested on July 1, 2004 and held for the six months ended December 31, 2004.

ACTUAL EXPENSES

     The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period".

BASED ON ACTUAL TOTAL RETURN(1)

                                        BEGINNING           ENDING         ANNUALIZED      EXPENSES
                       ACTUAL TOTAL   ACCOUNT VALUE      ACCOUNT VALUE       EXPENSE      PAID DURING
                          RETURN       JULY 1, 2004    DECEMBER 31, 2004      RATIO      THE PERIOD(2)
                       ------------   -------------    -----------------   ----------    -------------

BARON PARTNERS FUND       21.34%          $1,000            $1,213            1.34%          $7.46


---------------
(1) For the six months ended December 31, 2004. Assumes all reinvestment of dividends and capital gain distributions, if any.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN(1)

                       HYPOTHETICAL     BEGINNING           ENDING         ANNUALIZED      EXPENSES
                        ANNUALIZED    ACCOUNT VALUE      ACCOUNT VALUE       EXPENSE      PAID DURING
                       TOTAL RETURN    JULY 1, 2004    DECEMBER 31, 2004      RATIO      THE PERIOD(2)
                       ------------   -------------    -----------------   ----------    -------------

BARON PARTNERS FUND        5.00%          $1,000            $1,018            1.34%          $6.80

---------------
(1) For the six months ended December 31, 2004.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

DECEMBER 31, 2004

   Shares                                           Cost             Value
-----------------------------------------------------------------------------
COMMON STOCKS (81.93%)

             BUSINESS SERVICES (8.59%)
  800,000    ChoicePoint, Inc.*+                $ 20,549,531     $ 36,792,000
  575,000    Iron Mountain, Inc.*                 17,429,849       17,531,750
                                                ------------     ------------
                                                  37,979,380       54,323,750
             CONSULTING (3.16%)
  625,000    Hewitt Associates, Inc.*             17,829,023       20,006,250

             EDUCATION (12.27%)
  775,000    Apollo Group, Inc., Cl A*            42,262,248       62,550,250
  125,000    Education Mgmt. Corp.*                  561,094        4,126,250
  100,000    Strayer Education, Inc.              10,185,851       10,979,000
                                                ------------     ------------
                                                  53,009,193       77,655,500
             ENERGY & ENERGY SERVICES (4.33%)
  275,000    Ultra Petroleum Corp.*               13,601,138       13,235,750
  400,000    XTO Energy, Inc.                     12,140,285       14,152,000
                                                ------------     ------------
                                                  25,741,423       27,387,750
             FINANCIAL SERVICES -
             BROKERAGE
              & EXCHANGES (7.07%)
2,590,000    Charles Schwab Corp.                 22,565,183       30,976,400
   60,000    Chicago Mercantile Exchange
              Holdings, Inc.                       4,329,601       13,722,000
                                                ------------     ------------
                                                  26,894,784       44,698,400
             FINANCIAL SERVICES -
             INSURANCE (7.99%)
  600,000    Arch Capital Group, Ltd.*            21,296,185       23,220,000
1,000,000    Axis Capital Holdings, Ltd.          26,683,954       27,360,000
                                                ------------     ------------
                                                  47,980,139       50,580,000
             FINANCIAL SERVICES -
             MISCELLANEOUS (2.00%)
  225,000    First Marblehead Corp.*               9,953,291       12,656,250

             HEALTH CARE FACILITIES
             (4.48%)
  800,000    Manor Care, Inc.                     25,604,777       28,344,000

             HEALTH CARE SERVICES -
             INSURANCE (4.57%)
  200,000    AMERIGROUP Corp.*                     8,264,447       15,132,000
  120,000    Wellpoint, Inc.* (formerly
             Anthem, Inc.)                         8,334,661       13,800,000
                                                ------------     ------------
                                                  16,599,108       28,932,000
             HOME BUILDING (9.59%)
  500,000    Centex Corp.                         28,802,511       29,790,000
  450,000    Toll Brothers, Inc.*                 19,733,577       30,874,500
                                                ------------     ------------
                                                  48,536,088       60,664,500
             RECREATION AND RESORTS
             (6.75%)
  210,000    Kerzner Intl., Ltd.*                  4,653,485       12,610,500
  450,000    Wynn Resorts, Ltd. *+                 5,809,907       30,114,000
                                                ------------     ------------
                                                  10,463,392       42,724,500
             RETAIL - CONSUMER STAPLES (1.51%)
  100,000    Whole Foods Market, Inc.              4,808,122        9,535,000

             RETAIL - SPECIALTY STORES (5.22%)
  300,000    Blue Nile, Inc.*                      7,760,546        8,286,000
  350,000    Cabela's, Inc.*                       8,134,596        7,959,000
  250,000    Carmax, Inc.*                         5,987,411        7,762,500
  200,000    O'Reilly Automotive, Inc.*            8,758,600        9,010,000
                                                ------------     ------------
                                                  30,641,153       33,017,500
             TRANSPORTATION (4.40%)
  250,000    C. H. Robinson Worldwide, Inc.       12,152,270       13,880,000
  250,000    Expeditors Intl. of Wash., Inc.      12,828,499       13,970,000
                                                ------------     ------------
                                                  24,980,769       27,850,000
                                                ------------     ------------
TOTAL COMMON STOCKS                              381,020,642      518,375,400
                                                ------------     ------------

Notional Amount                                     Cost             Value
-----------------------------------------------------------------------------
Swap Contracts (0.00%)
-----------------------------------------------------------------------------
($1,383,790)    Total Return Swap Contract
                  on a Variety of Short
                  Securities Terminating
                  06/30/2005                    $          0     $          0
                                                ------------     ------------
Principal Amount
-----------------------------------------------------------------------------
Corporate Bonds (2.42%)
-----------------------------------------------------------------------------
                Recreation and Resorts
$ 5,000,000     Wynn Resorts, Ltd. 6.00%
                  Sub. Conv. Deb.
                  due 07/15/2015                   4,908,626       15,325,000
                                                ------------     ------------
-----------------------------------------------------------------------------
Short Term Money Market Instruments (13.61%)
-----------------------------------------------------------------------------
41,104,861      AIG Funding, Inc. 1.50%
                  due 1/03/2005                   41,104,861       41,104,861
45,007,501      Prudential Funding Co.
                  1.50% due 1/03/2005             45,007,501       45,007,501
                                                ------------     ------------

Total Short Term Money Market
  Instruments                                     86,112,362       86,112,362
                                                ------------     ------------
Total Investments (97.96%)                      $472,041,630      619,812,762
                                                ============
Cash and Other Assets
  Less Liabilities (2.04%)                                         12,919,037
                                                                 ------------
Net Assets (Equivalent to $16.85 per
  share based on 37,550,594 shares
  outstanding)                                                   $632,731,799
                                                                 ============

% Represents percentage of net assets
* Non-income producing securities
+ Represents security, or a portion thereof, segregated with broker for as collateral for swap contracts.


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

DECEMBER 31, 2004

ASSETS:
 Investments in securities, at value (Cost $472,041,630)            $619,812,762
 Cash                                                                  9,689,811
 Dividends and interest receivable                                       314,176
 Due from broker                                                       1,418,081
 Receivable for securities sold                                        7,135,964
 Receivable for shares sold                                           11,891,818
                                                                    ------------
                                                                     650,262,612
                                                                    ------------
LIABILITIES:
 Due to broker                                                           102,840
 Payable for securities purchased                                     17,069,229
 Payable for shares redeemed                                             265,916
 Accrued expenses and other payables                                      92,828
                                                                    ------------
                                                                      17,530,813
                                                                    ------------
NET ASSETS                                                          $632,731,799
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in                                                    $459,175,002
 Undistributed net realized gain                                      25,785,665
 Net unrealized appreciation on investments                          147,771,132
                                                                    ------------
NET ASSETS                                                          $632,731,799
                                                                    ============
SHARES OUTSTANDING
 ($.01 PAR VALUE; INDEFINITE SHARES AUTHORIZED)                       37,550,594
                                                                    ============
NET ASSET VALUE PER SHARE                                           $      16.85
                                                                    ============


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                              FOR THE YEAR ENDED
                                                               DECEMBER 31, 2004
                                                              ------------------
INVESTMENT INCOME:
 INCOME:
   Interest                                                      $    547,932
   Dividends                                                        1,150,108
                                                                 ------------
   Total income                                                     1,698,040
                                                                 ------------
 EXPENSES:
   Investment advisory fees                                         2,698,473
   Distribution fees                                                  674,618
   Shareholder servicing agent fees                                    50,176
   Reports to shareholders                                             29,486
   Professional fees                                                   37,500
   Registration and filing fees                                        79,799
   Custodian fees                                                       9,600
   Trustee fees                                                        39,594
   Miscellaneous                                                        5,574
                                                                 ------------
   Total operating expenses                                         3,624,820
                                                                 ------------
   Interest expense                                                   325,355
                                                                 ------------
   Total expenses                                                   3,950,175
                                                                 ------------
   Net investment loss                                             (2,252,135)
                                                                 ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments sold                           40,120,593
   Change in net unrealized appreciation of investments            72,084,684
                                                                 ------------
   Net gain on investments                                        112,205,277
                                                                 ------------
   Net increase in net assets resulting from operations          $109,953,142
                                                                 ============


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                               APRIL 30, 2003
                                             For the          (COMMENCEMENT OF
                                           Year Ended            OPERATIONS)
                                        December 31, 2004   TO DECEMBER 31, 2003
                                            -------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                        $ (2,252,135)       $ (1,324,910)
 Net realized gain on investments sold        40,120,593          18,327,938
 Net change in unrealized appreciation
   on investments                             72,084,684          25,585,770
                                            ------------        ------------
 Increase in net assets resulting from
   operations                                109,953,142          42,588,798
                                            ------------        ------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments            (11,165,295)        (16,580,197)
                                            ------------        ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued in
   reorganization of Baron Capital
   Partners, L.P.                                      0         116,349,026
 Proceeds from the sale of shares            405,169,767          17,581,834
 Net asset value of shares issued in
   reinvestment of dividends                  10,479,556          14,240,517
 Cost of shares redeemed                     (45,968,023)         (9,917,326)
                                            ------------        ------------
 Increase in net assets derived from
   capital share transactions                369,681,300         138,254,051
                                            ------------        ------------
 Net increase in net assets                  468,469,147         164,262,652
NET ASSETS:
 Beginning of year                           164,262,652                   0
                                            ------------        ------------
 End of year                                $632,731,799        $164,262,652
                                            ============        ============
SHARES OF BENEFICIAL INTEREST:
 Shares issued in reorganization of
   Baron Capital Partners, L.P.                        0          11,634,903
 Shares sold                                  26,676,880           1,527,459
 Shares issued in reinvestment of
   dividends                                     678,541           1,202,746
 Shares redeemed                              (3,306,451)           (863,484)
                                            ------------        ------------
 Net increase                                 24,048,970          13,501,624
                                            ============        ============


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------


STATEMENT OF CASH FLOWS



                                                              FOR THE YEAR ENDED
                                                               DECEMBER 31, 2004
                                                              ------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
 Sales of capital shares                                         $ 393,689,978
 Cash distributions paid                                              (685,739)
 Redemption of capital shares                                      (45,708,601)
                                                                 -------------
 Cash provided by capital share transactions                       347,295,638
                                                                 -------------
 Increase in due from broker                                          (720,108)
 Decrease in due to custodian bank                                 (31,500,000)
                                                                 -------------
                                                                   315,075,530
                                                                 -------------
CASH PROVIDED (USED) BY OPERATIONS:
 Purchases of portfolio securities                                (385,976,480)
 Proceeds from sales of portfolio securities                       169,329,943
 Cash paid in connection with swap transactions                       (236,652)
 Other decreases                                                        (6,003)
                                                                 -------------
                                                                  (216,889,192)
                                                                 -------------
 Net investment loss                                                (2,252,135)
 Net change in receivables/payables related to operations             (169,207)
                                                                 -------------
                                                                  (219,310,534)
                                                                 -------------
 NET INCREASE IN CASH AND CASH EQUIVALENTS:                         95,764,996
                                                                 -------------
   Cash and cash equivalents beginning of year                          37,177
                                                                 -------------
   Cash and cash equivalents end of year                         $  95,802,173
                                                                 =============
 Supplemental cash flow information:
   Interest paid                                                 $     364,406
                                                                 =============
 Non-cash financing activities:
   Net asset value of shares issued in reinvestment of
     dividends                                                   $  10,479,556
                                                                 =============


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

Notes to Financial Statements
-------------------------------------------------------------------------------

(1) ORGANIZATION.

Baron Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. Baron Partners Fund (the "Fund") is a separate non-diversified series of the Trust. The Fund may employ "leverage" by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. The Fund's investment objective is to seek capital appreciation.

The Fund was organized originally as a limited partnership in January 1992, under the laws of the State of Delaware (the "Partnership"). Effective as of the close of business on April 30, 2003, the Partnership was reorganized into a Delaware statutory trust. The Fund commenced operations with an initial tax-free contribution of assets and liabilities, including securities-in-kind from the Partnership. On the date of contribution, the Partnership had net assets of $116,349,026 including unrealized appreciation of $50,100,678.

(2) SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, securities are valued based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(b) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income/expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(c) FEDERAL INCOME TAXES. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(d) DISTRIBUTIONS. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and realized gains (losses) from swap transactions. For the year ended December 31, 2004, the following amounts were reclassified for federal income tax purposes:

        UNDISTRIBUTED                   UNDISTRIBUTED
    NET INVESTMENT INCOME             REALIZED GAIN/LOSS     CAPITAL-PAID-IN
    ---------------------             ------------------     ---------------
         $2,252,135                      ($4,090,815)           $1,838,680


(e) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(f) CASH AND CASH EQUIVALENTS. The Fund considers all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents. The cash equivalents at December 31, 2004 consist of overnight interest bearing securities.

(3) PURCHASES AND SALES OF SECURITIES.

For the year ended December 31, 2004,  purchases and sales of securities,  other
than  short  term  securities,   aggregated   $388,901,202   and   $159,320,008,
respectively.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

(a) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the expense ratio for the Fund to 1.45%, excluding portfolio transaction costs, interest and extraordinary expenses.

(b) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the shares of the Fund pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee equal on an annual basis to 0.25% of the Fund's average daily net assets.

Brokerage transactions for the Fund may be effected by or through BCI. During the year ended December 31, 2004, BCI earned gross brokerage commissions of $430,685.

(c) TRUSTEE FEES. Certain Trustees of the Fund may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Fund. None of the Fund's officers received compensation from the Fund.

(5) LINE OF CREDIT. The Fund has a line of credit with the custodian bank, in the amount of $60,000,000, to be used for investment purposes. Interest is charged to the Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 1.50%.

During the year ended December 31, 2004, the Fund had an average daily balance on the line of credit of $11,429,781 at a weighted average interest rate of 2.85%. At December 31, 2004, there were no loans outstanding under the line of credit.

(6) SWAP CONTRACTS. The Fund may enter into equity swap transactions as a substitute for investing or selling short directly in securities. A swap transaction is entered into with a counterparty to exchange the returns on a particular security or a basket of securities. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount". The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased had it been invested or decreased if sold short in the particular stocks. Upon entering into the swap contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. During the period the swap contract is open, the Fund marks to market the underlying instruments, including accrued dividends, and recognizes any unrealized gain or loss. Net payments made or received periodically are recognized as realized gain or loss. Swap contracts may involve exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The notional amount reflects the exposure the Fund has in the underlying securities. These transactions are subject to credit risks in addition to the various risks related to the underlying securities.

The notional value of the contract with respect to the Fund's outstanding equity swap contract as of December 31, 2004 was ($1,383,790).

(7) SHORT SALES. The Fund may sell securities short. When the Fund sells short, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The Fund is required to maintain collateral in a segregated account for the outstanding short sales. Short sales involve elements of market risks and exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The Fund's risk of loss in these types of short sales is unlimited because there is no limit to the cost of replacing the borrowed security.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

(8) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.


As of December 31, 2004, the components of net assets on a tax basis were as follows:


Cost of investments                                                $472,315,330
                                                                    ============
Gross tax unrealized appreciation                                   148,696,551
Gross tax unrealized depreciation                                    (1,199,119)
                                                                    ------------
Net tax unrealized appreciation                                    $147,497,432
                                                                    ------------
Undistributed long term capital gain                               $ 26,059,365
                                                                    ============


During the tax year ending December 31, 2004, the Fund made a long-term capital gain distribution of $11,165,295.

Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, net operating losses and realized gains (losses) from swap transactions.

In addition, the Fund utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividend paid deduction for tax purposes.


(9) FINANCIAL HIGHLIGHTS.

Selected data for a share of beneficial interest outstanding throughout each year:


                                                           FOR THE PERIOD
                                     FOR THE               APRIL 30, 2003
                                   YEAR ENDED       (COMMENCEMENT OF OPERATIONS)
                                DECEMBER 31, 2004       TO DECEMBER 31, 2003
                                -----------------   ----------------------------
NET ASSET VALUE, BEGINNING
  OF YEAR                            $12.17                    $10.00
                                     ------                    ------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss                   (0.06)                    (0.10)
Net realized and unrealized
  gain on investments                  5.17                      3.63
                                     ------                    ------
 TOTAL FROM INVESTMENT
  OPERATIONS                           5.11                      3.53
                                     ------                    ------
LESS DISTRIBUTIONS
Dividends from net
  investment income                    0.00                      0.00
Distributions from net
  realized gains                      (0.43)                    (1.36)
                                     ------                    ------
 TOTAL DISTRIBUTIONS                  (0.43)                    (1.36)
                                     ------                    ------
NET ASSET VALUE, END OF
  YEAR                               $16.85                    $12.17
                                     ======                    ======
 TOTAL RETURN                          42.3%                     35.7%+
                                     ------                    ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions),
  end of year                        $632.7                    $164.3
Ratio of total expenses to
  average net assets                   1.46%                     1.77%**
Less: Ratio of interest
  expense and dividend
  expense to average net
  assets                              (0.12%)                   (0.37%)**
                                     ------                    ------
Ratio of operating expenses
  to average net assets                1.34%                     1.40%**
                                     ======                    ======
Ratio of net investment
  loss to average net assets          (0.83%)                   (1.39%)**
Portfolio turnover rate               57.77%                    36.67%+


**  Annualized.
 +  Not annualized.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Baron Partners Fund

In our opinion, the accompanying statements of assets and liabilities and statements of net assets, and the related statements of operations and of changes in net assets and cash flows, and the financial highlights present fairly, in all material respects, the financial position of Baron Partners Fund (the "Fund"), at December 31, 2004, the results of its operations, the changes in its net assets and its cash flows, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP
New York, New York
February 24, 2005

BARON PARTNERS FUND
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)
-------------------------------------------------------------------------------

     We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of distributions paid by the Fund during such fiscal year.

     During the fiscal year ended December 31, 2004, the Fund designated $14,395,228 as long-term capital gain distribution. Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, this distribution is eligible for a maximum allowable rate of 15% for individuals.

     The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2004. The information necessary to complete your income tax return for the calendar year ended December 31, 2004 is listed on Form 1099- DIV which was mailed to you in January 2005.

MANAGEMENT OF THE FUNDS
-------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees oversees the management of the Fund. The following table lists the Trustees and executive officers of the Fund, their date of birth, current positions held with the Fund, length of time served, principal occupations during the past five years and other Trusteeships/Directorships held outside the Fund complex. Unless otherwise noted, the address of each executive officer and Trustee is Baron Funds, 767 Fifth Avenue, 49th Floor, New York, NY 10153. Trustees who are not deemed to be "interested persons" of the Fund as defined in the 1940 Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Fund are referred to as "Interested Trustees." All Trustees listed below, whether Interested or Disinterested, serve as trustee for the Fund.

INTERESTED TRUSTEES


                                   POSITION(S)              LENGTH
                                   HELD WITH                OF TIME        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & DATE OF BIRTH      THE FUNDS                SERVED         DURING THE PAST FIVE YEARS
-----------------------------      ---------                ------         --------------------------

Ronald Baron *+                    President, Chief         2 years        Chairman, CEO, and Director,
767 Fifth Avenue                   Executive Officer,                      Baron Capital, Inc. (1982-
New York, NY 10153                 Chief Investment                        Present), Baron Capital
DOB: May 23, 1943                  Officer, Trustee and                    Management, Inc. (1983-Present),
                                   Portfolio Manager                       Baron Capital Group, Inc. (1984-
                                                                           Present), BAMCO, Inc. (1987-
                                                                           Present); Portfolio Manager,
                                                                           Baron Asset Fund (1987-Present),
                                                                           Baron Growth Fund (1995-
                                                                           Present); President (2004-
                                                                           Present), Chairman (1999-2004),
                                                                           CIO and Trustee (1987-Present),
                                                                           Baron Investment Funds Trust;
                                                                           President (2004-Present),
                                                                           Chairman (1997-2004), CIO and
                                                                           Trustee (1997-Present), Baron
                                                                           Funds Trust; President (2004-
                                                                           Present), Chairman (2003-2004),
                                                                           CIO and Trustee (2003-Present),
                                                                           Baron Select Funds.


                                   OTHER TRUSTEE/
                                   DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH      HELD BY THE TRUSTEE
-----------------------------      -------------------
Ronald Baron *+                    None outside the Baron
767 Fifth Avenue                   Funds Complex.
New York, NY 10153
DOB: May 23, 1943

BARON PARTNERS FUND
--------------------------------------------------------------------------------



INTERESTED TRUSTEES

                                   POSITION(S)              LENGTH
                                   HELD WITH                OF TIME        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & DATE OF BIRTH      THE FUNDS                SERVED         DURING THE PAST FIVE YEARS
-----------------------------      ---------                ------         --------------------------

Linda S. Martinson*+               Vice President,          2 years        General Counsel, Vice President
767 Fifth Avenue                   Secretary, General                      and Secretary, Baron Capital,
New York, NY 10153                 Counsel and Trustee                     Inc. (1983-Present), BAMCO, Inc.
DOB: February 22, 1955                                                     (1987-Present), Baron Capital
                                                                           Group, Inc. (1984-Present),
                                                                           Baron Capital Management, Inc.
                                                                           (1983-Present); Vice President,
                                                                           Secretary, General Counsel and
                                                                           Trustee, Baron Investment Funds
                                                                           Trust (1987-Present); Vice
                                                                           President, Secretary, General
                                                                           Counsel and Trustee, Baron
                                                                           Capital Funds Trust (1997-
                                                                           Present); Vice President,
                                                                           General Counsel, Secretary and
                                                                           Trustee, Baron Select Funds
                                                                           (2003-Present).

Morty Schaja*+                     Executive Vice           2 years        President and Chief Operating
767 Fifth Avenue                   President, Chief                        Officer, Baron Capital, Inc.
New York, NY 10153                 Operating Officer and                   (1999-Present); Senior Vice
DOB: October 30, 1954              Trustee                                 President and Chief Operating
                                                                           Officer, Baron Capital, Inc.
                                                                           (1997-1999); Managing Director,
                                                                           Vice President, Baron Capital,
                                                                           Inc. (1991-1999); and Director,
                                                                           Baron Capital Group, Inc., Baron
                                                                           Capital Management, Inc., and
                                                                           BAMCO, Inc. (1997-Present);
                                                                           Executive Vice President (2004-
                                                                           Present), President (1999-2004),
                                                                           COO (1999-Present) and Trustee
                                                                           (1996-Present), Baron Investment
                                                                           Funds Trust; Executive Vice
                                                                           President (2004-Present),
                                                                           President (1999-2004), COO
                                                                           (1999-Present) and Trustee
                                                                           (1997-Present) Baron Capital
                                                                           Funds Trust; Executive Vice
                                                                           President (2004-Present),
                                                                           President, COO and Trustee
                                                                           (2003-Present), Baron Select
                                                                           Funds.

                                   OTHER TRUSTEE/
                                   DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH      HELD BY THE TRUSTEE
-----------------------------      -------------------

Linda S. Martinson*+               None outside the Baron
767 Fifth Avenue                   Funds Complex.
New York, NY 10153
DOB: February 22, 1955

Morty Schaja*+                     None outside the Baron
767 Fifth Avenue                   Funds Complex.
New York, NY 10153
DOB: October 30, 1954

BARON PARTNERS FUND
--------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

                                   POSITION(S)              LENGTH
                                   HELD WITH                OF TIME        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & DATE OF BIRTH      THE FUNDS                SERVED         DURING THE PAST FIVE YEARS
-----------------------------      ---------                ------         --------------------------

Steven B. Dodge^**                 Trustee                  Elected        CEO, Windover Development
239 Summer Street                                           10/22/04       Corporation (2004-Present)
Manchester, MA 01944                                                       (private real estate development
DOB: July 12, 1945                                                         company); Founder and Chairman,
                                                                           American Tower Corporation
                                                                           (1998-Present); Founder,
                                                                           Chairman and CEO, American Radio
                                                                           Systems (1988-1998); Founder,
                                                                           Chairman and CEO, American
                                                                           Cablesystems (1978-1988);
                                                                           Chairman of Audit Committee,
                                                                           member of Executive and Special
                                                                           Independent Committees,
                                                                           Sotheby's Holdings, Inc. (2000-
                                                                           Present); Chairman of Audit
                                                                           Committee, Nextel Partners, Inc.
                                                                           (2000-Present).

Norman S. Edelcup(+)^**            Trustee                  2 years        Senior Vice President and
244 Atlantic Isles                                                         Director, Florida Savings
Sunny Isles Beach, FL 33160                                                Bancorp (2001-Present); Mayor
DOB: May 8, 1935                                                           (October 2003-Present),
                                                                           Commissioner, Sunny Isles Beach,
                                                                           Florida (2001-2003); Senior Vice
                                                                           President, Item Processing of
                                                                           America (1999-2000) (a
                                                                           subsidiary of The Intercept
                                                                           Group); Chairman, Item
                                                                           Processing of America (1989-
                                                                           1999) (a financial institution
                                                                           service bureau); Director,
                                                                           Valhi, Inc. (1975-Present)
                                                                           (diversified company); Director,
                                                                           Artistic Greetings, Inc. (1985-
                                                                           1998); Trustee (1987-Present),
                                                                           Baron Investment Funds Trust;
                                                                           Trustee (1997-Present), Baron
                                                                           Capital Funds Trust; Trustee
                                                                           (2003-Present) Baron Select
                                                                           Funds.

David I. Fuente^**                 Trustee                  Elected        Director (1987-Present),
701 Tern Point Circle                                       10/22/04       Chairman (1987-2001) and CEO
Boca Raton, FL 33431                                                       (1987-2000) Office Depot;
DOB: September 10, 1945                                                    Director, Ryder Systems, Inc.
                                                                           (1998-Present); Director, Dick's
                                                                           Sporting Goods, Inc. (1993-
                                                                           Present).




                                   OTHER TRUSTEE/
                                   DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH      HELD BY THE TRUSTEE
-----------------------------      -------------------

Steven B. Dodge^**                 Chairman of the Audit
239 Summer Street                  Committee, Member of
Manchester, MA 01944               Executive and Special
DOB: July 12, 1945                 Independent
                                   Committees,
                                   Sotheby's Holdings,
                                   Inc. (2000-Present);
                                   Chairman of Audit
                                   Committee,
                                   Nextel Partners, Inc.
                                   (2000-Present)

Norman S. Edelcup(+)^**            Director, Florida
244 Atlantic Isles                 Savings Bancorp (2001-
Sunny Isles Beach, FL 33160        Present); Director,
DOB: May 8, 1935                   Valhi, Inc. (1975-
                                   Present) (diversified
                                   company).

David I. Fuente^**                 Director (1987-Present)
701 Tern Point Circle              Office Depot; Director,
Boca Raton, FL 33431               Ryder System, Inc.
DOB: September 10, 1945            (1998-Present);
                                   Director, Dick's
                                   Sporting Goods, Inc.
                                   (1993-Present).

BARON PARTNERS FUND
--------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

                                   POSITION(S)              LENGTH
                                   HELD WITH                OF TIME        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & DATE OF BIRTH      THE FUNDS                SERVED         DURING THE PAST FIVE YEARS
-----------------------------      ---------                ------         --------------------------

Charles N. Mathewson^**            Chairman and Trustee     2 years;       Chairman Emeritus (October 2003-
9295 Prototype Road                                         Elected as     Present), Chairman,
Reno, NV 89521                                              Chairman       International Game Technology,
DOB: June 12, 1928                                          08/04          Inc. (1986-2003) (manufacturer
                                                                           of microprocessor-controlled
                                                                           gaming machines and monitoring
                                                                           systems); Chairman, American
                                                                           Gaming Association (1994-2002);
                                                                           Chairman (2004-Present) Trustee
                                                                           (1987-Present) Baron Investment
                                                                           Funds Trust; Chairman (2004-
                                                                           Present), Trustee (1997-Present)
                                                                           Baron Capital Funds Trust;
                                                                           Chairman (2004-Present) Trustee
                                                                           (2003-Present) Baron Select
                                                                           Funds.

Harold W. Milner^**                Trustee                  2 years        Retired; President and CEO,
2293 Morningstar Drive                                                     Kahler Realty Corporation (1985-
Park City, UT 84060                                                        1997) (hotel ownership and
DOB: November 11, 1934                                                     management); Trustee (1987-
                                                                           Present) Baron Investment Funds
                                                                           Trust; Trustee (1997-Present)
                                                                           Baron Capital Funds Trust;
                                                                           Trustee (2003-Present) Baron
                                                                           Select Funds.

Raymond Noveck+(+)^**              Trustee                  2 years        Private Investor (1999-Present);
31 Karen Road                                                              President, The Medical
Waban, MA 02168                                                            Information Line, Inc. (1997-
DOB: May 4, 1943                                                           1998) (health care information);
                                                                           President, Strategic Systems,
                                                                           Inc. (1990-1997) (health care
                                                                           information); Director, Horizon/
                                                                           CMS Healthcare Corporation
                                                                           (1987-1997); Trustee (1987-
                                                                           Present) Baron Investment Funds
                                                                           Trust; Trustee (1997-Present)
                                                                           Baron Capital Funds Trust;
                                                                           Trustee (2003-Present) Baron
                                                                           Select Funds.

David A. Silverman, MD^**          Trustee                  2 years        Physician and Faculty, New York
146 Central Park West                                                      University School of Medicine
New York, NY 10024                                                         (1976-Present) Trustee (1987-
DOB: March 14, 1950                                                        Present) Baron Investment Funds
                                                                           Trust; Trustee (1997-Present)
                                                                           Baron Capital Funds Trust;
                                                                           Trustee (2003-Present) Baron
                                                                           Select Funds.



                                   OTHER TRUSTEE/
                                   DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH      HELD BY THE TRUSTEE
-----------------------------      -------------------

Charles N. Mathewson^**            None outside the Baron
9295 Prototype Road                Funds Complex.
Reno, NV 89521
DOB: June 12, 1928

Harold W. Milner^**                None outside the Baron
2293 Morningstar Drive             Funds Complex.
Park City, UT 84060
DOB: November 11, 1934

Raymond Noveck+(+)^**              None outside the Baron
31 Karen Road                      Funds Complex.
Waban, MA 02168
DOB: May 4, 1943

David A. Silverman, MD^**          Director, New York
146 Central Park West              Blood Center (1999-
New York, NY 10024                 Present).
DOB: March 14, 1950

BARON PARTNERS FUND
--------------------------------------------------------------------------------

OFFICERS OF THE FUNDS

                                     POSITION(S)                  LENGTH
                                     HELD WITH                    OF TIME      PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & DATE OF BIRTH        THE FUNDS                    SERVED       DURING THE PAST FIVE YEARS
-----------------------------        ---------                    ------       --------------------------

Clifford Greenberg                   Senior Vice President and    2 years      Senior Vice President, Baron
767 Fifth Avenue                     Portfolio Manager                         Capital, Inc., Baron Capital
New York, NY 10153                                                             Group, Inc., BAMCO, Inc.,
DOB: April 30, 1959                                                            (2003-Present)(Vice
                                                                               President, 1997-2003),
                                                                               Portfolio Manager, Baron
                                                                               Small Cap Fund (1997-
                                                                               Present); General Partner,
                                                                               HPB Associates, LP (1984-
                                                                               1996) (investment
                                                                               partnership).

Andrew Peck                          Vice President and Co-       2 years      Vice President and Co-
767 Fifth Avenue                     Portfolio Manager                         Portfolio Manager, Baron
New York, NY 10153                                                             Asset Fund (2003-Present),
DOB: March 25, 1969                                                            Analyst, Baron Capital, Inc.
                                                                               (1998-Present).

Susan Robbins                        Vice President               2 years      Senior Analyst, Vice
767 Fifth Avenue                                                               President and Director, Baron
New York, NY 10153                                                             Capital, Inc. (1982-Present),
DOB: October 19, 1954                                                          Baron Capital Management,
                                                                               Inc. (1984-Present).

Mitchell J. Rubin                    Vice President and           2 years      Vice President and Senior
767 Fifth Avenue                     Portfolio Manager                         Analyst, Baron Capital, Inc.
New York, NY 10153                                                             (1997-Present), Portfolio
DOB: September 22, 1966                                                        Manager of Baron iOpportunity
                                                                               Fund (2000-Present);
                                                                               Portfolio Manager of Baron
                                                                               Fifth Avenue Growth Fund
                                                                               (2004-Present).

Peggy C. Wong                        Treasurer and Chief          2 years      Treasurer and Chief Financial
767 Fifth Avenue                     Financial Officer                         Officer, Baron Capital, Inc.,
New York, NY 10153                                                             Baron Capital Group, Inc.,
DOB: April 30, 1961                                                            BAMCO, Inc. and Baron Capital
                                                                               Management, Inc. (1987-
                                                                               Present).



                                     OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH        HELD BY THE TRUSTEE
-----------------------------        -------------------

Clifford Greenberg                   None
767 Fifth Avenue
New York, NY 10153
DOB: April 30, 1959

Andrew Peck                          None
767 Fifth Avenue
New York, NY 10153
DOB: March 25, 1969

Susan Robbins                        None
767 Fifth Avenue
New York, NY 10153
DOB: October 19, 1954

Mitchell J. Rubin                    None
767 Fifth Avenue
New York, NY 10153
DOB: September 22, 1966

Peggy C. Wong                        None
767 Fifth Avenue
New York, NY 10153
DOB: April 30, 1961

-------------------------------------------------------------------------------
* Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 by reason of their employment with the Funds' Adviser and Distributor.
+ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.
(+) Members of the Audit Committee.
^   Members of the Nominating Committee.
**  Members of the Independent Committee.

[registered logo]

B A R O N
S E L E C T
F U N D S








                                                                        AR04

Item 2. Code of Ethics.

        Filed herewith pursuant to Item 10(a) (1) of Item 2 to Form N-CSR. The Fund will provide a copy of the Code of Ethics to any person without charge, upon written request to info@baronfunds.com or by calling 1-800-992-2766.

Item 3. Audit Committee Financial Expert.

          The Board of Trustees of the Fund has determined that Norman S. Edelcup, and Raymond Noveck, both members of the Audit Committee, possess the technical attributes identified in Instruction 2(b) of
          Item 3 to Form N-CSR to qualify as "Audit Committee Financial Expert" and has designated both Mr. Edelcup and Raymond Noveck as the Audit Committee's Financial Experts. Both Mr. Noveck and Mr. Edelcup is an "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

          The following table shows the fees paid to PricewaterhouseCoopers, LLP, the registrant's prinicpal accounting firm during the fiscal year January 1, 2004 to December 31, 2004 (a) for profesional services rendered for the audit of the registrant's annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements ("Audit Fees"), (b) for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees ("Audit-Related Fees"), (c) for professional services rendered for tax compliance, tax advice and tax planning ("Tax Fees"), and (d) for products and services provided by such accounting firm that are not included in (a), (b) or (c) above ("All Other Fees").

For the Fiscal Year Ended December 31, 2004:

                                  Audit Fees                    Tax Fees
                                  -----------                   ---------
Baron Partners Fund               $21,745.00                    $20,800.00

     Pursuant to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and elvaluate the qualifications, independence and performance of the Fund's independent auditors.

Item 5.  Audit Committee of Listed Registrants.

     The members of the Fund's Audit Committee are Norman Edelcup and Raymond Noveck, both "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 6.  Schedule of Investments.

     Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     NOT APPLICABLE.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

     NOT APPLICABLE.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     NOT APPLICABLE.

Item 10. Submission of Matters to a Vote of Security Holders.

     NOT APPLICABLE.

Item 11. Controls and Procedures.

     a). The Registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     b). There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

     a).    Ex-99.COE
            Current copy of the Fund's Code of Ethics pursuant to Item 2 of the Form N-CSR.

     b).    Ex-99.CERT
            Certification pursuant to Item 10(b) of the Form N-CSR.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON SELECT FUNDS



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: March 11, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date:  March 11, 2005



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: March 11, 2005


A signed original of this written statement has been provided to Baron Select Funds and will be retained by Baron Select Funds and furnished to the Securities and Exchange Commission or its staff upon request.